UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23504
AIM ETF PRODUCTS TRUST
On behalf of the following series:
AllianzIM U.S. Large Cap Buffer10 Jan ETF |JANT|
AllianzIM U.S. Large Cap Buffer10 Feb ETF |FEBT|
AllianzIM U.S. Large Cap Buffer10 Mar ETF |MART|
AllianzIM U.S. Large Cap Buffer10 Apr ETF |APRT|
AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT |
AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT |
AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT |
AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT |
AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT |
AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT |
AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT |
AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT |
AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW |
AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW |
AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW |
AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW |
AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW |
AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW |
AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW |
AllianzIM U.S. Large Cap Buffer20 Aug ETF |AUGW|
AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW |
AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW |
AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW |
AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW |
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU |
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU |
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU |
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU |
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU |
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU |
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU |
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU |
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ |
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | SIXF |
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF | SIXP |
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO |
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF | SIXZ |
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF | SIXD |
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ |
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO|
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices) (Zip Code)
Amanda Farren, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416
(Name and address of agent for service)
Registrant’s telephone number, including area code: (763) 765-7453
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on December 26, 2024 (Accession Number 0001133228-24-011540). The purpose of this amendment is to revise the certification of the Principal Executive Officer required by Rule 30a-2(b) and included in Item 19(b) of the Form N-CSR in order to correct a typographically error. Except as set forth above this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing, the entirety of which is incorporated here by reference.

Item 1. Report to Stockholders.
Not Applicable
Item 2. Code of Ethics.
As of the period ended October 31, 2024 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Periods, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the Registrant has determined that Tamara Lynn Fagely possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Fagely as the Registrant’s audit committee financial expert. Ms. Fagely is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, for services rendered for the fiscal years ended October 31, 2024, and October 31, 2023.
(a)	Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $341,000 for October 31, 2024, and $222,500 for October 31, 2023.
(b)	Audit Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for October 31, 2024, and $0 for October 31, 2023.
(c)	Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $140,000 for October 31, 2024, and $91,000 for October 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.
(d)	All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 for October 31, 2024, and $2,000 for October 31, 2023.
(e)(1)
Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 100%.

(f)	Not applicable.
(g)
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended October 31, 2024, and $2,000 for the fiscal year ended October 31, 2023.

(h)
The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Information included in Item 7, if applicable.
Item 9. Proxy Disclosures for Open-End Management Companies.
Information included in Item 7, if applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.
Information included in Item 7, if applicable.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Information included in Item 7, if applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 16. Controls and Procedures.
(a)
The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules  13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule  30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.
(a)(1)
Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) AIM ETF Products Trust
By: (Signature and Title)
/s/ Brian Muench
Brian Muench
Title: President - Principal Executive Officer
Date: December 20, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: (Signature and Title)
/s/ Brian Muench
Brian Muench
Title: President - Principal Executive Officer
Date: December 20, 2024
By: (Signature and Title)
/s/ Monique Labbe
Monique Labbe
Title: Treasurer - Principal Financial Officer
Date: December 20, 2024